CONSOLIDATED STATEMENT OF EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Redeemable Noncontrolling Interests	Common Stock	Capital in excess of par value	Accumulated other comprehensive income/(loss)	Retained earnings (deficit)	Nonredeemable noncontrolling interests
Beginning balance at Dec. 31, 2011	$ 1,320,541	$ 9,704	$ 13,029	$ 1,138,189	$ (1,469)	$ 139,172	$ 31,620
Beginning balance (in shares) at Dec. 31, 2011			52,116
Net income (loss)	(39,464)	140				(40,367)	903
Net unrealized investment gains, net of income taxes	837				837
Other	(1,250)				(1,250)
Comprehensive income (loss)	(39,877)	140
Grant of non-vested restricted stock (in shares)			1,079
Grant of non-vested restricted stock			$ 270	(270)
Issuance of common stock in connection with employee benefit plans (in shares)			248
Issuance of common stock in connection with employee benefit plans	147		$ 62	85
Shares tendered by employees for statutory tax withholdings upon issuance of common stock (in shares)			(163)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(1,910)		$ (41)	(1,863)		(6)
Stock-based compensation amortization	10,852			10,852
Income tax provision in connection with the issuance of common stock under employee benefit plans	(2,405)			(2,405)
Contributions made by noncontrolling interests	200						200
Distributions to noncontrolling interests	(3,258)	(571)					(3,258)
Purchase of noncontrolling interests	1,312	(2,031)		1,334			(22)
Reclassification of noncontrolling interests	7,242	$ (7,242)					7,242
Ending balance at Dec. 31, 2012	1,292,844		$ 13,320	1,145,922	(1,882)	98,799	36,685
Ending balance (in shares) at Dec. 31, 2012			53,280
Net income (loss)	(164,835)					(168,492)	3,657
Net unrealized investment gains, net of income taxes	(234)				(234)
Other	1,864				1,864
Comprehensive income (loss)	(163,205)
Grant of non-vested restricted stock (in shares)			756
Grant of non-vested restricted stock			$ 189	(189)
Issuance of common stock in connection with employee benefit plans (in shares)			411
Issuance of common stock in connection with employee benefit plans	461		$ 103	496		(138)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock (in shares)			(282)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(3,353)		$ (71)	(2,787)		(495)
Stock-based compensation amortization	11,183			11,183
Income tax provision in connection with the issuance of common stock under employee benefit plans	(1,930)			(1,930)
Contributions made by noncontrolling interests	268						268
Distributions to noncontrolling interests	(2,051)						(2,051)
Dividends paid	(13,001)			(6,502)		(6,499)
Ending balance at Dec. 31, 2013	1,121,216		$ 13,541	1,146,193	(252)	(76,825)	38,559
Ending balance (in shares) at Dec. 31, 2013			54,165
Net income (loss)	(61,432)					(79,837)	18,405
Net unrealized investment gains, net of income taxes	(1,167)				(1,167)
Other	(1,132)				(1,132)
Comprehensive income (loss)	(63,731)
Grant of non-vested restricted stock (in shares)			473
Grant of non-vested restricted stock			$ 118	(118)
Issuance of common stock in connection with employee benefit plans (in shares)			511
Issuance of common stock in connection with employee benefit plans	6,243		$ 128	6,590		(475)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock (in shares)			(291)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(6,284)		$ (73)	(3,580)		(2,631)
Stock-based compensation amortization	16,643			16,643
Income tax provision in connection with the issuance of common stock under employee benefit plans	(801)			(801)
Equity offerings, net of costs (in shares)			15,119
Equity offerings, net of costs	321,350		$ 3,780	317,570
Tangible equity units, net of costs	132,789			132,789
Contributions made by noncontrolling interests	833						833
Distributions to noncontrolling interests	(13,692)						(13,692)
Dividends paid	(28,594)			(28,594)
Ending balance at Dec. 31, 2014	$ 1,485,972		$ 17,494	$ 1,586,692	$ (2,551)	$ (159,768)	$ 44,105
Ending balance (in shares) at Dec. 31, 2014			69,977